Property and equipment, net (Details) - Schedule of property and equipment net - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 13,488,717	$ 13,346,497	$ 13,117,991
Less: Accumulated depreciation and amortization	(9,840,459)	(8,722,333)	(4,384,968)
Others	3,648,258	4,624,164
Capital work in progress	52,156	34,415
Property, plant and equipment, net	3,700,414	4,658,579	8,733,023
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	394,378	387,267	269,279
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	94,564	90,111	96,808
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	325,354	194,715	77,212
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	2,685	2,668	2,956
Servers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 12,671,736	$ 12,671,736	$ 12,671,736